Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities
(Loss)/profit before tax	$ (5,507,764)	$ (2,094,169)	$ 1,641,103
Adjustments for:
Depreciation of plant and equipment	55,754	207,649	123,006
Amortization of intangible asset	231,710	217,124	85,474
(Reversal of)/provision for expected credit loss	(2,110)	26,049
Bad debt written off	9,068	227,067	696,526
Interest income	(1)	(6,467)
Interest expense	3,150	9,414	2,310
Fair value gain on RCCPS			(3,200,000)
Loss on disposal of plant and equipment	533		245
Share-based payment expenses	3,606,000
Written-off of plant and equipment	53,295	1,731	7,925
Operating cash flows before working capital changes	(1,550,365)	(1,411,602)	(643,411)
Changes in working capital:
Trade and other receivables	304,442	1,254,933	(1,889,521)
Contract assets	1,289	349,562	(221,892)
Amount due from shareholder			(50,000)
Trade and other payables	177,495	(134,208)	(81,187)
Cash (used in)/generated from operations	(1,067,139)	58,685	(2,886,011)
Interest received	1	6,467
Income tax paid		(5,214)	(268)
Net cash (used in)/generated from operating activities	(1,067,138)	59,938	(2,886,279)
Cash flows from investing activities
Proceeds from disposal of plant and equipment	4,819		802
Purchase of plant and equipment		(2,145)	(113,154)
Capitalization of intangible assets		(247,087)	(680,361)
Net cash generated from/(used in) investing activities	4,819	(249,232)	(792,713)
Cash flows from financing activities
Proceeds from issuance of RCCPS			3,750,000
Proceeds from exercise of share options	791
Proceeds from issuance of shares	641,510	335,085
Loan from a shareholder	337,566
Interest paid	(1,706)	(9,414)	(2,310)
Repayment of principal portion of lease liabilities	(54,060)	(153,757)	(76,244)
Net cash generated from financing activities	924,101	171,914	3,671,446
Net decrease in cash and cash equivalents	(138,218)	(17,380)	(7,546)
Effect of exchange rate changes on cash and cash equivalents	6,693	(1,663)	(1,050)
Cash and cash equivalents at January 1	197,709	216,752	225,348
Cash and cash equivalents at December 31	$ 66,184	$ 197,709	$ 216,752